Insurance - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Insurance contracts that are liabilities	$ 39	$ 37	$ 32
International general liability principally for managed hotels [member]
Statements [Line Items]
Insurance contracts that are liabilities	15	19
Managed hotels [member]
Statements [Line Items]
Maximum liabilities last five policy years	17	14
Owned and leased properties [member]
Statements [Line Items]
Maximum liabilities last five policy years	$ 71	$ 49